September 27, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Form N-CSR
     John Hancock Preferred Income Fund II (the "Registrant")
     File No. 811-21202

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-CSR filing for the period ending July 31, 2004.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1513.

Sincerely,

/s/ Alfred P. Ouellette
Alfred P. Ouellette
Senior Attorney and Assistant Secretary

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21202

John Hancock Preferred Income Fund II
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      July 31

Date of reporting period:     July 31, 2004

ITEM 1.  REPORT TO SHAREHOLDERS.

JOHN HANCOCK
Preferred Income Fund II

7.31.2004

Annual Report


[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chairman, President and Chief
Executive Officer of John Hancock Funds, LLC, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Fund's investments
page 6

Financial statements
page 13

Trustees & officers
page 28

For more information
page 33


Dear Fellow Shareholders,

I am pleased to be writing to you as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC.

As you may know, John Hancock Financial Services, Inc. -- the parent company of John Hancock Funds -- was acquired by Manulife Financial Corporation on April 28, 2004. Although this change has no impact on the mutual funds you have invested in, it did bring with it some changes in the executive-level management of John Hancock Funds. Specifically, Maureen Ford Goldfarb has decided to step down as Chairman, President and Chief Executive Officer of John Hancock Funds, LLC in order to pursue personal interests, and I was named her replacement. Since her appointment in January 2000, Maureen has provided John Hancock Funds with strong leadership and steady guidance through several years of extremely turbulent market and industry conditions.

Additionally, on May 12, 2004, your fund's Board of Trustees appointed me to the roles of Trustee, President and Chief Executive Officer of your fund. On June 15, 2004, the board also appointed Charles L. Ladner as independent Chairman of the Board of Trustees, a position previously held by Ms. Goldfarb. This appointment came in advance of new SEC regulations requiring all mutual funds to have independent chairmen.

As to our backgrounds, I have been in the investment business for over 25 years, most recently as President of Retirement Services at John Hancock Financial Services. My responsibilities included developing and directing the sale of John Hancock's variable and fixed annuity products through a diverse distribution network of banks and broker-dealers -- including wirehouses, regional brokerage houses and financial planners.

Mr. Ladner has served as an independent member of John Hancock Funds' Board of Trustees since 1992 and formerly held the position of Senior Vice President and Chief Financial Officer of UGI Corporation, a public utility holding company in Valley Forge, PA, until his retirement in 1998. He brings a wealth of knowledge, experience and leadership and we are delighted to have him serve as Chairman.

Although there has been change in executive-level management, the one thing that never wavers is John Hancock Funds' commitment to placing the needs of our shareholders above all else. We are all dedicated to the task of working with you and your financial advisor to help you reach your long-term financial goals.

Sincerely,

/S/ JAMES A. SHEPHERDSON

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of July 31, 2004. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks to
provide a high level
of current income,
consistent with
preservation of capi-
tal, by investing in a
diversified portfolio
of securities that, in
the opinion of the
Adviser, may be
undervalued relative
to similar securities
in the marketplace.
Under normal mar-
ket conditions, the
Fund invests at least
80% of assets in pre-
ferred stocks and
other preferred
securities.

Over the last twelve months

* Preferred stocks were volatile in response to shifting views about the direction of the economy, inflation and interest rates.

* The Fund continued to benefit from advantageous security selection.

* High-quality, high-yielding preferred stock holdings performed best.

[Bar chart with heading "John Hancock Preferred Income Fund II." Under the heading is a note that reads "Fund performance for the year ended July 31, 2004." The chart is scaled in increments of 5% with 0% at the bottom and 10% at the top. The bar represents the 8.23% total return for the Fund. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested."]

Top 10 issuers

 2.9%   Interstate Power & Light Co.
 2.8%   DPL Capital Trust II
 2.8%   General Motors Corp.
 2.4%   ING Groep N.V.
 2.4%   PSEG Funding Trust II
 2.3%   Nexen, Inc.
 2.2%   Public Storage, Inc.
 2.2%   Bear Stearns Cos., Inc.
 2.1%   KeySpan Corp.
 2.0%   Telephone & Data Systems, Inc.

As a percentage of net assets plus the value of preferred shares on July
31, 2004.

BY GREGORY K. PHELPS AND MARK T. MALONEY FOR THE PORTFOLIO
MANAGEMENT TEAM

MANAGERS'
REPORT

JOHN HANCOCK
Preferred Income Fund II

Preferred stocks were on a proverbial roller-coaster ride during the 12 months ended July 31, 2004, fluctuating in response to changing expectations about the economy, inflation and interest rates. Preferred stocks began the period on somewhat of a weak footing when the U.S. Treasury market suffered a steep decline due to growing concerns that the Federal Reserve Board would be forced to hike interest rates sooner rather than later in order to cool faster-than-expected economic growth. Because preferreds make fixed payments in the form of dividends, their prices, like bonds', tend to move in the opposite direction of interest rates. Preferreds and bonds regained their footing later in the summer of 2003 when the economy and inflation concerns briefly cooled and the Fed reassured investors that it wasn't in any hurry to raise rates. Strong economic data caused preferreds to lapse into negative territory again in the fall, but weaker-than-expected employment data and comments from the Fed indicating that interest rate hikes were still distant triggered a winter rally. In the spring, the preferred market sold off once more when a string of stronger-than-expected economic reports and Fed Chairman Alan Greenspan's Congressional testimony convinced investors that the Fed would raise interest rates sooner than expected. But from the end of June 2004 through the end of the period, July 31, 2004, preferreds stabilized and later rallied as investors anticipated the quarter-point rate hike that came June 30, followed by reassuring comments from the Fed suggesting it would take a "measured" approach to subsequent rate hikes.

"Preferred stocks were on a
 proverbial roller-coaster ride
 during the 12 months ended
 July 31, 2004..."

Performance

For the 12 months ended July 31, 2004, John Hancock Preferred Income Fund II returned 8.23% at net asset value. By comparison, the average income and preferred stock closed-end fund returned 11.66%, according to Lipper, Inc. For the same one-year period, the Dow Jones Utility Average -- which tracks the performance of

15 electric and natural gas utilities -- returned 23.87% and the broader stock market, as measured by the Standard & Poor's 500 Index, returned 13.16%. The Fund's underperformance of its Lipper peer group average stems from its smaller stake in utility common stocks, which performed far better than preferred stocks during the period but are not the focus of the Fund.

[Photos of Greg Phelps and Mark Maloney flush right next to first paragraph.]

Leaders

In an otherwise disappointing year for preferred stocks, our defensive-oriented holdings held up best. By defensive we're referring to highly rated securities that also offered a high yield, which helped cushion them against the preferred market's decline. A good example was our stake in certain securities issued by Citigroup, a global financial services company providing consumers, corporations, governments and institutions with a broad range of financial products and services, including consumer banking and credit, corporate and investment banking, insurance, securities brokerage and asset management. Another high-quality, high-yielding financial company where certain issues held up well was Wells Fargo, a diversified financial services company providing banking, insurance, investments, mortgage banking and consumer finance to consumers, businesses and institutions. It saw better earnings due to strong loan growth. General Electric was another high-quality outperformer. Earnings for the mega-conglomerate met investors' high expectations, as nine of its 11 businesses posted double-digit gains in its most recent quarterly financial report.

"In an otherwise disappointing
 year for preferred stocks, our defen
 sive-oriented holdings held up best."

Preferred holdings issued by oil and natural gas companies also held up reasonably well as energy prices surged to near-record levels. One standout was oil and gas exploration and production company Anadarko Petroleum Corp. Another winner was Devon Energy, an independent oil and gas producer that enjoyed strong earnings thanks to rising energy prices. Nexen, Inc., an independent global energy and chemicals company primarily engaged in the exploration, development, production and marketing of crude oil and natural gas, also performed well, as did Kinder Morgan, a leader in energy transportation.

REITs disappoint

Disappointments during the period included real estate investment trusts (REITs), although the Fund had only a modest exposure to them during the period. REITs began to fall off in April after a strong employment report raised the odds of an interest rate increase this year. Higher interest rates, among other things, make bond yields more competitive with yields on REITs, which by law must pay out 90% of their income as dividends. In particular, we were disappointed by the performance of Public Storage, Inc., a fully integrated, self-administered and self-managed REIT that acquires, develops, owns and operates storage facilities. It got caught up in the sell-off of the REIT sector.

[Table at top left-hand side of page entitled "Top five industry groups 1." The first listing is Electric utilities 39%, the second is Investment banking and brokerage 11%, the third is Diversified banks 9%, the fourth is Gas utilities 8% and the fifth is Integrated telecommunications services 4%.]

Outlook

The Fed has indicated that it is leaning toward future rate increases. In anticipation of rates moving higher, the bond and preferred stock markets seem to have already factored into Treasury and preferred-stock prices some amount of interest rate hikes. Beyond what the market currently anticipates, only time

[Pie chart at middle of page with heading "Portfolio diversification 1." The chart is divided into five sections (from top to left): Preferred stocks 79%, Capital preferred securities 12%, Short-term investments 6%, Common stocks 2% and Bonds 1%.]

will tell what the direction of interest rates and the performance of preferred stocks will be. On the one hand, if the economy continues to strengthen and there's more upward pressure on interest rates, preferreds could continue to struggle. On the other hand, there are some crosscurrents that could forestall any additional interest rate hikes beyond those the market currently anticipates. Chief among those offsetting factors are higher interest rates themselves, which, coupled with high energy prices, may slow consumer spending. In addition, the positive effects of last year's income tax cuts and home loan refinancing are behind us, which may limit consumption going forward.

[Table at top of page entitled "SCORECARD." The header for the left column is "INVESTMENT" and the header for the right column is "PERIOD'S PERFORMANCE...AND WHAT'S BEHIND THE NUMBERS." The first listing is Citigroup followed by an up arrow with the phrase "Solid performer due to high quality, high yield and good financial results." The second listing is Anadarko Petroleum followed by an up arrow with the phrase "Rising energy prices boost financial performance." The third listing is Public Storage followed by a down arrow with the phrase "Interest rate fears trouble REIT sector."]

"The Fed has indicated that it is
 leaning toward future rate increases."

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund normally will invest at least 25% of its managed assets in securities of companies in the utilities industry. Such an investment concentration makes the Fund more susceptible than a more broadly diversified fund to factors adversely affecting the utilities industry. Sector investing is subject to greater risks than the market as a whole.

1 As a percentage of the Fund's portfolio on July 31, 2004.

 FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
July 31, 2004

This schedule is divided into five main categories: bonds, capital preferred securities, common stocks, preferred stocks and short-term investments. Bonds, capital preferred securities, common stocks and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund's cash position, are listed last.


                                                    Interest  Maturity        Credit        Par value
Issuer, description                                 rate      date            rating (A)        (000)         Value
Bonds 2.09%                                                                                             $10,894,204
(Cost $11,029,987)

Electric Utilities 1.87%                                                                                  9,761,660
Black Hills Corp., Note                             6.500%    05-15-13         BBB-           $5,000      5,023,270
Entergy Gulf States, Inc., 1st Mtg Bond             6.200     07-01-33         BBB             5,000      4,738,390

Government U.S. Agency 0.22%                                                                              1,132,544
Federal National Mortgage Assn., Bond               7.125     02-15-05         AAA             1,103      1,132,544


                                                              Maturity         Credit       Par value
Issuer, description                                           date             rating (A)       (000)         Value
Capital preferred securities 17.54%                                                                     $91,788,141
(Cost $87,442,874)

Diversified Banks 1.76%                                                                                   9,228,500
BNY Capital I, 7.97%, Ser B                                   12-31-26         A-             4,700       5,151,980
Lloyds TSB Bank Plc (United Kingdom), 6.90%                   11-29-49         A+             4,000       4,076,520

Integrated Telecommunications Services 2.07%                                                             10,844,276
TCI Communications Financing Trust III, 9.65%                 03-31-27         BB+            9,243      10,844,276

Investment Banking & Brokerage 2.45%                                                                     12,791,076
JPM Capital Trust I, 7.54%                                    01-15-27         A-            12,000      12,791,076

Electric Utilities 7.04%                                                                                 36,837,695
Dominion Resources Capital Trust I, 7.83%                     12-01-27         BBB-           8,450       9,041,035
Dominion Resources Capital Trust III, 8.40%                   01-15-31         BBB-           5,000       5,868,160
DPL Capital Trust II, 8.125%                                  09-01-31         B             22,150      21,928,500

Gas Utilities 3.52%                                                                                      18,409,724
KN Capital Trust I, 8.56%, Ser B                              04-15-27         BB+           10,000      11,258,450
KN Capital Trust III, 7.63%                                   04-15-28         BB+            6,749       7,151,274

Regional Banks 0.70%                                                                                      3,676,870
Summit Capital Trust I, 8.40%, Ser B                          03-15-27         A-             3,300       3,676,870

See notes to
financial statements.


6


FINANCIAL STATEMENTS


Issuer                                                                                       Shares           Value
Common stocks 3.70%                                                                                     $19,375,547
(Cost $16,027,906)

Electric Utilities 3.70%                                                                                 19,375,547
Alliant Energy Corp.                                                                        220,000       5,700,200
CH Energy Group, Inc.                                                                        42,000       1,848,000
Progress Energy, Inc.                                                                       160,000       6,742,400
Scottish Power Plc, American Depositary Receipt (ADR) (United Kingdom)                      175,343       5,084,947


                                                                               Credit
Issuer, description                                                            rating (A)    Shares           Value
Preferred stocks 117.29%                                                                               $613,629,937
(Cost $600,173,127)

Agricultural Products 2.01%                                                                              10,500,000
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                BB+          150,000      10,500,000

Automobile Manufacturers 4.35%                                                                           22,768,767
Ford Motor Co., 7.50%                                                          BBB-          50,000       1,280,000
General Motors Corp., 7.25%, Ser 4-15-41                                       BBB           87,900       2,201,895
General Motors Corp., 7.25%, Ser 7-15-41                                       BBB          233,500       5,844,505
General Motors Corp., 7.25%, Ser 2-15-52                                       BBB          447,300      11,146,716
General Motors Corp., 7.375%                                                   BBB           91,025       2,295,651

Broadcasting & Cable TV 1.91%                                                                             9,983,960
Shaw Communications, Inc., 8.45%, Ser A (Canada)                               B+           172,000       4,348,160
Shaw Communications, Inc., 8.50% (Canada)                                      B+           223,200       5,635,800

Consumer Finance 2.27%                                                                                   11,889,004
Ford Motor Credit Co., 7.375%                                                  A3            30,000         756,600
Ford Motor Credit Co., 7.60%                                                   A3           100,000       2,584,000
Household Finance Corp., 6.00%                                                 A             72,200       1,711,140
Household Finance Corp., 6.875%                                                A            264,600       6,837,264

Diversified Banks 10.86%                                                                                 56,799,170
BAC Capital Trust IV, 5.875%                                                   A-            46,150       1,105,754
BNY Capital V, 5.95%, Ser F                                                    A-            40,000         954,800
Comerica Capital Trust I, 7.60%                                                BBB+         120,400       3,178,560
Fleet Capital Trust VII, 7.20%                                                 A-           459,900      11,989,593
Fleet Capital Trust VIII, 7.20%                                                A-           310,000       8,084,800
Republic New York Corp., 6.25%, Ser HSBC                                       A             50,000       1,232,000
Royal Bank of Scotland Group Plc, 5.75%, Ser B
(United Kingdom)                                                               A1           475,500      11,121,945

See notes to
financial statements.


7


FINANCIAL STATEMENTS


                                                                               Credit
Issuer, description                                                            rating (A)    Shares           Value
Diversified Banks (continued)
USB Capital III, 7.75%                                                         A-           134,300      $3,558,950
USB Capital IV, 7.35%                                                          A-           152,800       4,018,640
USB Capital V, 7.25%                                                           A-           252,000       6,615,000
Wells Fargo Capital Trust IV, 7.00%                                            A            140,800       3,648,128
Wells Fargo Capital Trust VI, 6.95%                                            A-            50,000       1,291,000

Electric Utilities 44.84%                                                                               234,606,924
Ameren Corp., 9.75%, Conv                                                      BBB+         193,000       5,272,760
American Electric Power Co., Inc., 9.25%, Conv                                 Baa3         135,000       5,798,250
Baltimore Gas & Electric Co., 6.99%, Ser 1995                                  Baa1          39,870       4,232,200
BGE Capital Trust II, 6.20%                                                    BBB-         525,000      13,020,000
Boston Edison Co., 4.78%                                                       A3            15,143       1,253,083
Cinergy Corp., 9.50%, Conv                                                     Baa2         110,000       6,607,700
Cleveland Electric Financing Trust I, 9.00%                                    Ba1          210,000       5,680,500
Consumers Energy Co. Financing I, 8.36%                                        B             92,000       2,320,240
Consumers Energy Co. Financing II, 8.20%                                       B            212,500       5,384,750
Consumers Energy Co. Financing III, 9.25%                                      B            265,100       6,791,862
Consumers Energy Co. Financing IV, 9.00%                                       Ba2          217,000       5,767,860
Detroit Edison Co., 7.375%                                                     BBB-          50,000       1,259,000
Detroit Edison Co., 7.54%                                                      BBB-          18,700         471,988
Dominion Resources, Inc., 9.50%, Conv                                          BBB+         120,000       6,530,400
DTE Energy Co., 8.75%, Conv                                                    BBB          224,200       5,714,858
DTE Energy Trust I, 7.80%                                                      BBB-         253,000       6,636,190
Duke Capital Financing Trust III, 8.375%                                       BB+           37,000         942,390
Energy East Capital Trust I, 8.25%                                             BBB-         424,800      11,095,776
Entergy Mississippi, Inc., 7.25%                                               A-            50,500       1,302,900
Enterprise Capital Trust I, 7.44%, Ser A                                       BB+           35,400         886,062
FPC Capital I, 7.10%, Ser A                                                    BB+          539,703      13,497,972
FPL Group Capital I, 5.875%                                                    BBB+         436,800      10,417,680
FPL Group, Inc., 8.00%, Conv                                                   A-           140,000       7,847,000
Georgia Power Capital Trust V, 7.125%                                          BBB+         176,200       4,591,772
Georgia Power Capital Trust VII, 5.875%                                        BBB+         116,500       2,723,770
HECO Capital Trust III, 6.50%                                                  BBB-         100,000       2,518,000
Indiana Michigan Power Co., 6.875%                                             BB+           27,330       2,750,765
Interstate Power & Light Co., 8.375%, Ser B                                    Baa3         700,000      22,365,000
Monongahela Power Co., $7.73,Ser L                                             CCC+          55,500       5,106,000
Monongahela Power Co., 4.50%, Ser C                                            CCC+          24,100       1,693,025
Northern States Power Co., 8.00%                                               BBB-         175,800       4,700,892
OGE Energy Capital Trust I, 8.375%                                             BBB-          81,800       2,085,900
Penelec Capital Trust, 7.34%                                                   Baa3         103,450       2,623,492

See notes to
financial statements.


8


FINANCIAL STATEMENTS


                                                                               Credit
Issuer, description                                                            rating (A)    Shares           Value
Electric Utilities (continued)
PSEG Funding Trust II, 8.75%                                                   BB+          680,000     $18,768,000
Public Service Electric & Gas Co., 4.18%, Ser B                                BB+            7,900         556,950
Public Service Enterprise Group, Inc., 10.25%, Conv                            Baa3          75,450       4,195,020
Puget Sound Energy Capital Trust II, 8.40%                                     BB           232,060       6,117,102
South Carolina Electric & Gas Co., 6.52%                                       Baa1          15,000       1,587,188
Southern Co. Capital Trust VI, 7.125%                                          BBB+          30,000         783,600
TECO Capital Trust I, 8.50%                                                    Ba3          490,434      12,594,345
TXU Corp., 8.125%, Conv                                                        Ba1           15,000         680,250
Vectren Utility Holdings, Inc., 7.25%                                          A-            56,500       1,471,260
Virginia Power Capital Trust, 7.375%                                           BBB          304,519       7,963,172

Gas Utilities 8.38%                                                                                      43,843,050
AGL Capital Trust II, 8.00%                                                    BBB           41,000       1,065,590
Dominion CNG Capital Trust I, 7.80%                                            BBB-         150,000       3,919,500
KeySpan Corp., 8.75%, Conv                                                     A3           325,000      16,698,500
ONEOK, Inc., 8.50%, Conv                                                       Baa1         470,000      13,098,900
SEMCO Capital Trust I, 10.25%                                                  B-           203,800       5,298,800
Southern Union Co., 5.75%, Conv                                                Baa3          12,000         718,500
Southwest Gas Capital II, 7.70%                                                BB           116,600       3,043,260

Hotels, Resorts & Cruise Lines 0.44%                                                                      2,318,400
Hilton Hotels Corp., 8.00%                                                     BBB-          90,000       2,318,400

Industrial Conglomerates 0.59%                                                                            3,091,072
Grand Metropolitan Delaware, L.P., 9.42%, Gtd Ser A                            BBB+         121,600       3,091,072

Integrated Telecommunications Services 3.77%                                                             19,704,731
Telephone & Data Systems, Inc., 7.60%, Ser A                                   A-           605,967      15,827,858
Verizon New England, Inc., 7.00%, Ser B                                        Aa3          150,150       3,876,873

Investment Banking & Brokerage 13.93%                                                                    72,878,954
Bear Stearns Cos., Inc. (The), 5.49%, Depositary Shares, Ser G                 BBB           27,400       1,278,210
Bear Stearns Cos., Inc. (The), 5.72%, Ser F                                    BBB           64,400       3,139,500
Bear Stearns Cos., Inc. (The), 6.15%, Depositary Shares, Ser E                 BBB          248,600      12,840,190
J.P. Morgan Chase Capital IX, 7.50%                                            A-            73,800       1,961,604
J.P. Morgan Chase Capital X, 7.00%, Ser J                                      A1           259,000       6,759,900
J.P. Morgan Chase Capital XI, 5.875%                                           A-            30,000         694,800
Lehman Brothers Holdings Capital Trust III, 6.375%, Ser K                      BBB+         170,000       4,224,500
Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C                BBB+         145,200       6,955,080
Merrill Lynch Preferred Capital Trust III, 7.00%                               A-           360,400       9,345,172
Merrill Lynch Preferred Capital Trust IV, 7.12%                                A-           167,400       4,379,184
Merrill Lynch Preferred Capital Trust V, 7.28%                                 A-           273,200       7,204,284

See notes to
financial statements.


9


FINANCIAL STATEMENTS


                                                                               Credit
Issuer, description                                                            rating (A)    Shares           Value
Investment Banking & Brokerage (continued)
Morgan Stanley Capital Trust III, 6.25%                                        A-           215,000      $5,289,000
Morgan Stanley Capital Trust IV, 6.25%                                         A-            47,000       1,153,850
Morgan Stanley Capital Trust V, 5.75%                                          A1           329,900       7,653,680

Life & Health Insurance 1.85%                                                                             9,691,712
Great-West Life & Annuity Insurance Capital I, 7.25%, Ser A                    A-            42,400       1,067,208
PLC Capital Trust IV, 7.25%                                                    BBB+         331,075       8,624,504

Multi-Line Insurance 3.63%                                                                               18,968,156
ING Groep N.V., 7.05% (Netherlands)                                            A-           737,200      18,968,156

Multi-Media 0.52%                                                                                         2,721,680
Newscorp Overseas Ltd., 8.625%, Ser A (Cayman Islands)                         BB           104,000       2,721,680

Oil & Gas Exploration & Production 5.66%                                                                 29,631,177
Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B                      Baa3          62,000       5,781,500
Apache Corp., 5.68%, Depositary Shares, Ser B                                  Baa2          25,000       2,484,375
Devon Energy Corp., 6.49%, Ser A                                               BB+           32,355       3,348,742
Nexen, Inc., 7.35% (Canada)                                                    BBB-         702,400      18,016,560

Other Diversified Financial Services 4.52%                                                               23,627,459
ABN AMRO Capital Funding Trust V, 5.90%                                        A            251,400       5,829,966
ABN AMRO Capital Funding Trust VII, 6.08%                                      A            184,000       4,358,960
Citigroup Capital VI, 6.875%                                                   A             20,000         504,200
Citigroup Capital VII, 7.125%                                                  A             61,700       1,615,306
Citigroup Capital VIII, 6.95%                                                  A            285,000       7,344,450
Citigroup Capital IX, 6.00%                                                    A            140,000       3,395,000
General Electric Capital Corp., 6.10%                                          Aaa           22,863         579,577

Real Estate Investment Trusts 5.69%                                                                      29,775,208
Duke Realty Corp., 6.625%, Ser J                                               BBB          449,400      10,813,687
Duke Realty Corp., 7.99%, Ser B                                                BBB           10,650         578,096
Kimco Realty Co., 6.65%, Depositary Shares, Ser F                              BBB+          37,030         938,711
Public Storage, Inc., 6.45%, Depositary Shares, Ser X                          BBB+          30,000         711,000
Public Storage, Inc., 7.50%, Depositary Shares, Ser V                          BBB+         307,100       8,046,020
Public Storage, Inc., 8.00%, Depositary Shares, Ser R                          BBB+         304,500       7,980,945
Public Storage, Inc., 8.60%                                                    BBB+          26,700         706,749

Thrifts & Mortgage Banks 2.07%                                                                           10,830,513
Abbey National Plc, 7.25% (United Kingdom)                                     A-           275,620       7,130,289
Abbey National Plc, 7.375% (United Kingdom)                                    A-           140,800       3,700,224

See notes to
financial statements.


10


FINANCIAL STATEMENTS


                                                    Interest  Maturity        Credit        Par value
Issuer, description                                 rate      date            rating (A)        (000)         Value
Short-term investments 6.59%                                                                            $34,500,000
(Cost $34,498,783)

Government U.S. Agency 6.59%                                                                             34,500,000
Federal Home Loan Bank, Discount Note               Zero      08-02-04        Aaa            $34,500     34,500,000

Total investments 147.21%                                                                              $770,187,829

Other assets and liabilities, net (47.21%)                                                            ($246,992,826)

Total net assets 100.00%                                                                               $523,195,003

(A) Credit ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investors Service or John Hancock Advisers, LLC where Standard & Poor's ratings are not available.

(S) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $10,500,000 or 2.01% of net assets as of July 31, 2004.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer, however, security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

PORTFOLIO
CONCENTRATION

July 31, 2004

This table shows the
percentages of the
Fund's investments
aggregated by
various industries.

Industry distribution                    Value as a percentage of net assets
----------------------------------------------------------------------------
Agricultural Products                                                  1.36%
Automobile Manufacturers                                               2.96
Broadcasting & Cable TV                                                1.30
Consumer Finance                                                       1.54
Diversified Banks                                                      8.57
Electric Utilities                                                    39.03
Gas Utilities                                                          8.08
Government U.S. Agency                                                 0.15
Hotels, Resorts & Cruise Lines                                         0.30
Industrial Conglomerates                                               0.40
Integrated Telecommunications Services                                 3.97
Investment Banking & Brokerage                                        11.12
Life & Health Insurance                                                1.26
Multi-Line Insurance                                                   2.46
Multi-Media                                                            0.35
Oil & Gas Exploration & Production                                     3.84
Other Diversified Financial Services                                   3.07
Real Estate Investment Trusts                                          3.87
Regional Banks                                                         0.48
Short-Term Investments                                                 4.48
Thrifts & Mortgage Banks                                               1.41

Total investments 1                                                  100.00%

1 As a percentage of the Fund's portfolio on July 31, 2004.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

July 31, 2004

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows the
value of what the
Fund owns, is due
and owes. You'll
also find the net
asset value for each
common share.

Assets
Investments at value (cost $749,172,677)                         $770,187,829
Cash                                                                      275
Cash segregated for futures contracts                                 840,000
Dividends and interest receivable                                   4,066,737
Unrealized appreciation of swap contracts                           2,915,680
Other assets                                                           45,764

Total assets                                                      778,056,285

Liabilities
Payable for swap contracts                                            111,711
Payable for futures variation margin                                  562,500
Payable to affiliates
Management fees                                                        23,324
Other                                                                  16,392
Other payables and accrued expenses                                   121,063

Total liabilities                                                     834,990

Auction Preferred Shares (APS), at value, unlimited
number of shares of beneficial interest authorized
with no par value, 10,160 shares issued, liquidation
preference of $25,000 per share                                   254,026,292

Net assets
Common shares capital paid-in                                     498,945,163
Accumulated net realized gain on investments,
swap contracts and financial futures contracts                      1,901,555
Net unrealized appreciation of investments,
financial futures contracts and swap contracts                     22,021,985
Accumulated net investment income                                     326,300

Net assets applicable to common shares                           $523,195,003

Net asset value per common share
Based on 21,059,736 shares of beneficial interest
outstanding -- unlimited number of shares authorized
with no par value                                                      $24.84

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
July 31, 2004

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses) for
the period stated.

Investment income
Dividends                                                         $46,682,753
Interest                                                            7,580,006

Total investment income                                            54,262,759

Expenses
Investment management fees                                          5,902,226
APS auction fees                                                      672,083
Accounting and legal services fees                                    223,200
Custodian fees                                                        129,992
Registration and filing fees                                          102,685
Printing fees                                                          75,360
Professional fees                                                      65,016
Trustees' fees                                                         47,140
Federal excise tax                                                     37,870
Transfer agent fees                                                    32,764
Interest                                                                  923

Total expenses                                                      7,289,259
Less expense reductions                                            (1,573,923)

Net expenses                                                        5,715,336

Net investment income                                              48,547,423

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments                                                         1,164,342
Financial futures contracts                                         3,847,489
Swap contracts                                                       (854,933)

Change in net unrealized appreciation (depreciation) of
Investments                                                        (2,717,944)
Financial futures contracts                                        (4,074,108)
Swap contracts                                                       (655,231)

Net realized and unrealized loss                                   (3,290,385)

Distributions to APS                                               (3,051,495)

Increase in net assets from operations                            $42,205,543

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment gains
and losses, distrib-
utions, if any, paid
to shareholders
and any increase
due to the sale of
common shares.
                                              Period              Year
                                               ended             ended
                                             7-31-03 1         7-31-04
Increase (decrease) in net assets
From operations

Net investment income                    $26,768,306       $48,547,423
Net realized gain                          3,689,250         4,156,898
Change in net unrealized
appreciation (depreciation)               29,469,268        (7,447,283)
Distributions to APS                      (1,655,754)       (3,051,495)

Increase in net assets
resulting from operations                 58,271,070        42,205,543

Distributions to common shareholders
From net investment income               (26,506,137)      (45,472,348)
From net realized gain                            --        (4,579,007)
                                         (26,506,137)      (50,051,355)
From Fund share transactions             498,871,570           404,312

Net assets
Beginning of period                               --       530,636,503

End of period 2                          530,636,503      $523,195,003

1 Inception period from 11-29-02 through 7-31-03.

2 Includes accumulated net investment income of $2,718,822 and $326,300, respectively.

See notes to
financial statements.

FINANCIAL
HIGHLIGHTS

FINANCIAL HIGHLIGHTS

COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                          7-31-03 1        7-31-04
Per share operating performance
Net asset value, beginning of period                   $23.88 2         $25.22
Net investment income 3                                  1.30             2.31
Net realized and unrealized gain
(loss) on investments                                    1.55            (0.17)
Distributions to APS                                    (0.08)           (0.14)
Total from investment operations                         2.77             2.00
Less distributions to common shareholders
From net investment income                              (1.26)           (2.16)
From net realized gain                                     --            (0.22)
                                                        (1.26)           (2.38)
Capital charges
Offering costs related to common shares                 (0.03)              --
Offering costs and underwriting discounts
related to APS                                          (0.14)              --
                                                        (0.17)              --
Net asset value, end of period                         $25.22           $24.84
Per share market value, end of period                  $24.51           $24.35
Total return at market value  4,5 (%)                    1.78 6,12        9.17

Ratios and supplemental data
Net assets applicable to common shares,
end of period (in millions)                              $531             $523
Ratio of expenses to average net
assets 7 (%)                                             1.01 8           1.07
Ratio of adjusted expenses to average
net assets 9 (%)                                         1.28 8           1.37
Ratio of net investment income to average
net assets 10 (%)                                        7.84 8           9.11
Portfolio turnover (%)                                    147               14

Senior securities
Total value of APS outstanding (in millions)             $254             $254
Involuntary liquidation preference per unit
(in thousands)                                            $25              $25
Average market value per unit (in thousands)              $25              $25
Asset coverage per unit 11                            $78,821          $75,218

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

Notes to Financial Highlights

 1 Inception period from 11-29-02 through 7-31-03.

 2 Reflects the deduction of a $1.125 per share sales load.

 3 Based on the average of the shares outstanding.

 4 Assumes dividend reinvestment.

 5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

 6 Not annualized.

 7 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of expenses would have been 0.74% and 0.73%.

 8 Annualized.

 9 Ratios calculated on the basis of expenses relative to the average net assets of common shares that do not take into consideration expense reductions during the periods shown. Without the exclusion of preferred shares, the annualized adjusted ratio of expenses would have been 0.94% and 0.93%.

10 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the annualized ratio of net investment income would have been 5.71% and 6.17%.

11 Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing that amount by the number of APS outstanding as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

12 Assumes dividend reinvestment and a purchase at the offering price of $25.00 per share on the inception date and a sale at the current market price on the last day of the period.

See notes to
financial statements.

NOTES TO
STATEMENTS

Note A
Accounting policies

John Hancock Preferred Income Fund II (the "Fund") is a diversified closed-end management investment company registered under the Investment Company Act of 1940.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value. The Fund determines the net asset value of the common shares each business day.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Expenses

The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund's instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as "variation margin," are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this "mark to market" are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of financial futures contracts. On July 31, 2004, the Fund had deposited $840,000 in a segregated account to cover margin requirements on open financial futures contracts.

The Fund had the following financial futures contracts open on July 31, 2004:

                      NUMBER OF
OPEN CONTRACTS        CONTRACTS   POSITION   EXPIRATION   DEPRECIATION
----------------------------------------------------------------------
U.S. 10 Yr Note       500         Short      Sept 04      ($1,339,438)
U.S. Treasury Bond    150         Short      Sept 04        ($569,409)
----------------------------------------------------------------------
                                                          ($1,908,847)

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Accrued interest receivable or payable on the swap contracts is recorded as realized gain (loss). The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis. The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts.

Swap contracts are subject to risks related to the counterparty's ability to perform under the contract, and may decline in value if the counterparty's creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had the following interest rate swap contracts open on July 31, 2004:

                         RATE TYPE
               -----------------------------
                               PAYMENTS
NOTIONAL       PAYMENTS MADE   RECEIVED            TERMINATION
AMOUNT         BY FUND         BY FUND             DATE           APPRECIATION
------------------------------------------------------------------------------
$63,500,000    2.56% (a)       3-month LIBOR      June 08           $2,915,680

(a) Fixed rate

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions from net investment income and net realized gains on the ex-dividend date. During the year ended July 31, 2003, the tax character of distributions paid was as follows: ordinary income $28,161,891. During the year ended July 31, 2004, the tax character of distributions paid was as follows: ordinary income $52,089,473 and long-term capital gains $1,013,377.

As of July 31, 2004, the components of distributable earnings on a tax basis included $394,154 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with John Hancock
Advisers LLC (the "Adviser"), a wholly owned subsidiary of the John Hancock Financial Services, Inc. Under the investment management contract, the Fund pays a daily management fee to the Adviser at an annual rate of 0.75% of the Fund's average daily net asset value and the value attributable to the Auction Preferred Shares (collectively, "managed assets").

The Adviser has contractually agreed to limit the Fund's management fee to the following: 0.55% of the Fund's average daily managed assets until the fifth anniversary of the commencement of the Fund's operations, 0.60% of such assets in the sixth year, 0.65% of such assets in the seventh year, and 0.70% of average daily managed assets in the eighth year. Accordingly, the expense reductions related to the reduction in the management fee amounted to $1,573,923 for the year ended July 31, 2004. After the eighth year the Adviser will no longer waive a portion of the management fee.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $223,200. The Fund also paid the Adviser the amount of $1,017 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and/or officer of the Adviser and/or its affiliates, as well as Trustee of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The
Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

Common shares

This listing illustrates the Fund's common shares sold, offering cost and underwriting discount charged to capital paid-in, distributions reinvested, reclassification of the Fund's capital accounts and the number of common shares outstanding at the beginning and end of the last two periods, along with the corresponding dollar value.


                                          Period ended 7-31-03 1            Year ended 7-31-04
                                      Shares            Amount          Shares          Amount
Beginning of period                       --                --      21,044,196    $498,485,121
Shares sold                       21,023,602      $501,938,498 2            --              --
Offering cost related to
common shares                             --          (698,787)             --              --
Offering costs and underwriting
discount related to Auction
Preferred Shares                          --        (2,864,856)             --              --
Distributions reinvested              20,594           496,715          15,540         404,312
Reclassification of
capital accounts                          --          (386,449)             --          55,730
Net increase                      21,044,196      $498,485,121      21,059,736    $498,945,163

1 Inception period from 11-29-02 through 7-31-03.

2 Net of $1.125 per share sales load of the initial offering price of $25.00 per share.

Auction preferred shares

The Fund issued a total of 10,160 Auction Preferred Shares (2,032 shares of Series M, 2,032 shares of Series T, 2,032 shares of series W, 2,032 shares of Series TH and 2,032 shares of Series F) (collectively, the "APS") on January 29, 2003, in a public offering. The underwriting discount of $2,540,000 has been charged to capital paid-in of common shares during the period ended July 31, 2003. Offering costs of $698,787 related to common shares and offering costs of $324,856 incurred in connection with the preferred shares were charged to the Fund's capital paid-in during the period ended July 31, 2003.

Dividends on the APS, which accrue daily, are cumulative at a rate that was established at the offering of the APS and has been reset every 7 days thereafter by an auction (except for Series W, which reset its rate on January 29, 2004, at which time the Fund elected a Special Dividend Payment of 182 days for the subsequent distributions). Dividend rates on APS ranged from 0.95% to 2.05% during the year ended July 31, 2004. Accrued dividends on APS are included in the value of APS on the Fund's Statement of Assets and Liabilities.

The APS are redeemable at the option of the Fund, at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Fund is in default on its asset coverage requirements with respect to the APS, as defined in the Fund's by-laws. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS, as a class, have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shareholders have equal voting rights of one vote per share, except that the holders of the APS, as a class, vote to elect two members of the Board of Trustees, and separate class votes are required on certain matters that affect the respective interests of the APS and common shareholders.

Note D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended July 31, 2004, aggregated $106,806,092 and $146,900,293, respectively.

The cost of investments owned on July 31, 2004, including short-term investments, for federal income tax purposes was $749,349,488. Gross unrealized appreciation and depreciation of investments aggregated $29,174,995 and $8,336,654, respectively, resulting in net unrealized appreciation of $20,838,341. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities, the realization for tax purposes of unrealized losses on certain futures contracts and amortization of premiums and accretion of discounts on debt securities.

Note E
Reclassification of accounts

During the year ended July 31, 2004, the Fund reclassified amounts to reflect an increase in accumulated net realized gain on investments of $2,360,372, a decrease in accumulated net investment income of $2,416,102 and an increase in capital paid-in of $55,730. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of July 31, 2004. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America and book and tax differences in accounting for deferred compensation, federal excise tax, non-deductible organizational costs, amortization of premium and interest-rate swap tax adjustments. The calculation of net investment income (loss) per share in the Fund's Financial Highlights excludes these adjustments.

AUDITORS'
REPORT

Report of Deloitte
& Touche LLP,
Independent
Registered Public
Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Preferred Income Fund II,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Preferred Income Fund II (the "Fund") as of July 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year ended July 31, 2004 and the period from November 29, 2002 through July 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2004, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the period from November 29, 2002 through July 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 10, 2004

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended July 31, 2004.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended July 31, 2004, 20.91% of the dividends qualifies for the corporate dividends-received deduction.

The Fund has designated distributions to shareholders of $1,578,458 as long-term capital gain dividend.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2004.

Shareholders will be mailed a 2004 U.S. Treasury Department Form
1099-DIV in January 2005. This will reflect the total of all distributions that are taxable for calendar year 2004.

Investment objective and policy

The Fund's primary objective is to provide a high level of current income, consistent with preservation of capital. The Fund's secondary objective is to provide growth of capital to the extent consistent with its primary objective. The Fund seeks to achieve its objectives by investing in a diversified portfolio of securities that, in the opinion of the Adviser, may be undervalued relative to similar securities in the marketplace.

Under normal market conditions, the Fund invests at least: (a) 80% of its assets in preferred stocks and other preferred securities, including convertible preferred securities, (b) 25% of its total assets in the industries comprising the utilities sector and (c) 80% of its total assets in preferred securities or other fixed income securities which are rated investment grade or higher by Moody's or Standard & Poor's at the time of investment. "Assets" are defined as net assets including the liquidation preference of APS plus borrowing for investment purposes.

By-laws

On December 16, 2003, the Trustees approved the following change to the Fund's by-laws. The auction preferred shares section of the Fund's by-laws was changed to update the rating agency requirements in keeping with recent changes to the agencies' basic maintenance reporting requirements for leveraged closed-end funds. By-laws now require an independent accountants' confirmation only once per year, at the Fund's fiscal year end, and changes to the agencies' basic maintenance reporting requirements that include modifications to the eligible assets and their respective discount factors. These revisions bring the Fund's by-laws in line with current rating agency requirements.

Dividend reinvestment plan

The Fund offers its shareholders a Dividend Reinvestment Plan (the "Plan"), which offers the opportunity to earn compounded yields. Each holder of common shares will automatically have all distributions of dividends and capital gains reinvested by Mellon Investor Services, as Plan Agent for the common shareholders (the "Plan Agent"), unless an election is made to receive cash. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash, paid by check mailed directly to the shareholder of record (or, if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose shares are held in the name of a broker or a nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

If the Fund declares a dividend payable either in common shares or in cash, non-participants will receive cash and participants in the Plan will receive the equivalent in common shares. If the market price of the common shares on the payment date of the dividend is equal to, or exceeds, their net asset value as determined on the payment date, participants will be issued common shares (out of authorized but unissued shares) at a value equal to the higher of net asset value or 95% of the market price. If the net asset value exceeds the market price of the common shares at such time, or if the Board of Trustees declares a dividend payable only in cash, the Plan Agent will, as agent for Plan participants, buy shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. Such purchases will be made promptly after the payable date for such dividend and, in any event, prior to the next ex-dividend date after such date, except where necessary to comply with federal securities laws. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the common shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer shares than if the dividend had been paid in shares issued by the Fund.

Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The cost per share of the shares purchased for each participant's account will be the average cost, including brokerage commissions, of any shares purchased on the open market plus the cost of any shares issued by the Fund. There will be no brokerage charges with respect to common shares issued directly by the Fund. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent's Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received not less than ten days prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, certificates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

The Plan Agent maintains each shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to the shareholders' meetings of the Fund will include those shares purchased, as well as shares held pursuant to the Plan.

The reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions. Participants under the Plan will receive tax information annually. The amount of dividend to be reported on 1099-DIV should be: (1) in the case of shares issued by the Fund, the fair market value of such shares on the dividend payment date and
(2) in the case of shares purchased by the Plan Agent in the open market, the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent after at least 90 days' written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938 (telephone 1-800-852-0218).

Shareholder communication and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
Telephone 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting

On March 18, 2004, the Annual Meeting of the Fund was held to elect three Trustees and to ratify the actions of the Trustees in selecting independent auditors for the Fund.

Proxies covering 20,592,871 shares of beneficial interest were voted at the meeting. The common shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified (there were no current nominees for election by the preferred shareholders), with the votes tabulated as follows:

                                                   WITHHELD
                                FOR               AUTHORITY
------------------------------------------------------------
Patti McGill Peterson           20,342,456          242,630
Steven Pruchansky               20,345,281          239,805
Norman H. Smith                 20,336,079          249,007

The common and preferred shareholders also ratified the Trustees' selection of Deloitte & Touche LLP as the Fund's independent auditors for the fiscal year ending July 31, 2004, with the votes tabulated as follows: 20,244,778 FOR, 172,312 AGAINST and 175,783 ABSTAINING.


TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age                                                                                                       Number of
Position(s) held with fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
Charles L. Ladner, 2 Born: 1938                                                             2002                49
Independent Chairman (since 2004); Chairman and Trustee, Dunwoody Village,
Inc. (retirement services) (until 2003); Senior Vice President and Chief
Financial Officer, UGI Corporation (Public Utility Holding Company) (retired
1998); Vice President and Director for AmeriGas, Inc. (retired 1998);
Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History
Association (since 2001).

James F. Carlin, Born: 1940                                                                 2002                29
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since
1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc.
(since 1995); Part Owner and Vice President, Mone Lawrence Carlin Insurance
Agency, Inc. (since 1996); Director and Treasurer, Rizzo Associates (until
2000); Chairman and CEO, Carlin Consolidated, Inc. (management/investments)
(since 1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999);
Trustee, Massachusetts Health and Education Tax Exempt Trust (since 1993);
Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual
(insurance) (until 2000), HealthPlan Services, Inc. (until 1999), Flagship
Healthcare, Inc. (until 1999), Carlin Insurance Agency, Inc. (until 1999);
Chairman, Massachusetts Board of Higher Education (until 1999).

William H. Cunningham, Born: 1944                                                           2002                29
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies (until
2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (since 2000), STC Broadcasting,
Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc. (since 2001),
Adorno/ Rogers Technology, Inc. (since 2001), Pinnacle Foods Corporation
(since 2001), rateGenius (since 2001), Jefferson-Pilot Corporation
(diversified life insurance company) (since 1985), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001),
ClassMap.com (until 2001), Agile Ventures (until 2001), LBJ Foundation (until
2000), Golfsmith International, Inc. (until 2000), Metamor Worldwide (until
2000), AskRed.com (until 2001), Southwest Airlines (since 2000) and Introgen
(since 2000); Advisory Director, Q Investments (since 2000); Advisory
Director, Chase Bank (formerly Texas Commerce Bank -- Austin) (since 1988),
LIN Television (since 2002) and WilTel Communications (since 2002).


28



Independent Trustees (continued)

Name, age                                                                                                       Number of
Position(s) held with fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
Ronald R. Dion, Born: 1946                                                                  2002                29
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, Boston Stock Exchange; Director, BJ's
Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee,
Emmanuel College.

John A. Moore, 2 Born: 1939                                                                 2002                30
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (until 2003); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                         2002                30
Executive Director, Council for International Exchange of Scholars (since
1998); Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1997); President Emerita of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (electric utility); Director,
Ford Foundation, International Fellowships Program (since 2002); Director,
Lois Roth Endowment (since 2002); Director, Council for International
Educational Exchange (since 2003); and Advisory Board, UNCF, Global
Partnerships Center (since 2002).

Steven Pruchansky, Born: 1944                                                               2002                29
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Norman H. Smith, Born: 1933                                                                 2002                29
Lieutenant General, United States Marine Corps; Deputy Chief of Staff for
Manpower and Reserve Affairs, Headquarters Marine Corps; Commanding
General III Marine Expeditionary Force/3rd Marine Division (retired 1991).

John P. Toolan, 2 Born: 1930                                                                2002                29
Director, The Smith Barney Muni Bond Funds, The Smith Barney Tax-Free
Money Funds, Inc., Vantage Money Market Funds (mutual funds), The
Inefficient-Market Fund, Inc. (closed-end investment company); Chairman,
Smith Barney Trust Company of Florida (retired 1991); Director, Smith
Barney, Inc., Mutual Management Company and Smith Barney Advisers, Inc.
(investment advisers) (retired 1991); Senior Executive Vice President, Director and member of the Executive Committee, Smith Barney, Harris Upham & Co.,
Incorporated (investment bankers) (until 1991).


29


<CAPTION
Non-Independent Trustees 3

Name, age                                                                                                       Number of
Position(s) held with fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
James A. Shepherdson, Born: 1952                                                            2004                49
President and Chief Executive Officer Executive Vice President, Manulife
Financial Corporation; Chairman, Director, President and Chief Executive
Officer, John Hancock Advisers, LLC and The Berkeley Group; Chairman,
Director, President and Chief Executive Officer, John Hancock Funds, LLC;
Chairman, President, Director and Chief Executive Officer, Sovereign Asset
Management Corporation ("SAMCorp"); President, John Hancock Retirement
Services, John Hancock Life Insurance Company (until 2004); Chairman, Essex
Corporation (until 2004); Co-Chief Executive Officer, MetLife Investors Group
(until 2003); Senior Vice President, AXA/Equitable Insurance Company (until
2000).


Principal officers who are not Trustees

Name, age
Position(s) held with fund                                                                                      Officer
Principal occupation(s) and                                                                                     of fund
directorships during past 5 years                                                                               since
Richard A. Brown, Born: 1949                                                                                    2002
Senior Vice President and Chief Financial Officer Senior Vice President,
Chief Financial Officer and Treasurer, the Adviser, John Hancock Funds and
The Berkeley Group; Second Vice President and Senior Associate Controller,
Corporate Tax Department, John Hancock Financial Services, Inc. (until 2001).

William H. King, Born: 1952                                                                                     2002
Vice President and Treasurer Vice President and Assistant Treasurer, the
Adviser; Vice President and Treasurer of each of the John Hancock funds;
Assistant Treasurer of each of the John Hancock funds (until 2001).

Susan S. Newton, Born: 1950                                                                                     2002
Senior Vice President, Secretary and Chief Legal Officer Senior Vice
President, Secretary and Chief Legal Officer, SAMCorp., the Adviser and each of the John Hancock funds, John Hancock Funds and The Berkeley Group; Vice
President, Signature Services (until 2000); Director, Senior Vice President and Secretary, NM Capital.

  The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

  The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Interested Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone           On the Fund's Web site       On the SEC's Web site

1-800-225-5291     www.jhfunds.com/proxy        www.sec.gov

Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent and dividend disburser

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660

Transfer agent for APS

Deutsche Bank Trust
Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered
public accounting firm

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Stock symbol

Listed New York Stock
Exchange: HPF

For shareholder assistance refer to page 26

How to contact us

Internet               www.jhfunds.com

Mail                   Regular mail:
                       Mellon Investor Services
                       85 Challenger Road
                       Overpeck Centre
                       Ridgefield Park, NJ 07660

Phone                  Customer service representatives         1-800-852-0218
                       Portfolio commentary                     1-800-344-7054
                       24-hour automated information            1-800-843-0090
                       TDD line                                 1-800-231-5469

Complete portfolio information is available on our Web site, www.jhfunds.com, or upon request by calling 1-800-225-5291 and on a quarterly basis 60 days after the end of the fiscal quarter.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-852-0218
1-800-843-0090 EASI-Line
1-800-231-5469 (TDD)

www.jhfunds.com

---------------
PRESORTED
STANDARD
U. S. POSTAGE
PAID
MIS
---------------

P1100A  7/04
        9/04

 ITEM 2.  CODE OF ETHICS.

As of the end of the period, July 31, 2004, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $31,100 for the fiscal year ended July 31, 2003 and $32,850 for the fiscal year ended July 31, 2004. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services
There were no audit-related fees during the fiscal year ended July 31, 2003 and fiscal year ended July 31, 2004 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees
The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $2,100 for the fiscal year ended July 31, 2003 and $2,250 for the fiscal year ended July 31, 2004. The nature of the services comprising the tax fees was the review of the registrant's income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees
The all other fees billed to the registrant for products and services provided by the principal accountant were $24,800 for the fiscal year ended July 31, 2003 and $4,000 for the fiscal year ended July 31, 2004. There were no other fees during the fiscal year ended July 31, 2003 and July 31, 2004 billed to control affiliates for products and services provided by the principal accountant. The nature of the services comprising the all other fees was related to the principal accountant's report on the registrant's Eligible Asset Coverage. These fees were approved by the registrant's audit committee.

(e) (1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended July 31, 2003 and July 31, 2004 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant's principal accountant, for the fiscal year ended July 31, 2004, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $147,600 for the fiscal year ended July 31, 2003, and none for the fiscal year ended July 31, 2004.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:
Charles L. Ladner
Dr. John A. Moore
Patti McGill Peterson
John P. Toolan

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

See attached Exhibit "Proxy Voting Policies and Procedures".

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may
recommend nominees to the registrant's Board of Trustees.   A copy of the
procedures is filed as an exhibit to this Form N-CSR. See attached
"John Hancock Funds - Administration Committee Charter".

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Proxy Voting Policies and Procedures are attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter".

(c)(3) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(4) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund II

By:
    -------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  September 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
    -------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  September 27, 2004

By:
    -----------------------
    Richard A. Brown
    Senior Vice President and Chief Financial Officer